SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT	NOTE 8 — SUBSEQUENT EVENT In November 2020, the Company’s Board of Directors approved a grant of a total of 4,849,933 options and 281,778 RSUs to 59 grantees.